Provision for legal proceedings (Tables)	12 Months Ended
Dec. 31, 2021
The provision for legal proceedings is estimated by the Company and supported by its legal counsel, for an amount considered sufficient to cover probable losses

The provision for legal proceedings is estimated by the Company and supported by its legal counsel, for an amount considered sufficient to cover probable losses.

	Tax claims	Social security and labor	Civil	Total
Balance as of December 31, 2020	169	64	49	282
Additions	39	44	8	91
Reversals	(106)	(23)	(10)	(139)
Payments	—	(21)	(28)	(49)
Monetary correction	7	5	8	20
Balance as of December 31, 2021	109	69	27	205
Restricted deposits for legal proceedings	(65)	(45)	(2)	(112)
Net provision of judicial deposits	44	24	25	93

(	Tax claims	Social security and labor	Civil	Total
Balance as of December 31, 2019	221	75	53	349
Additions	27	42	79	148
Reversals	(9)	(43)	(19)	(71)
Payments	(1)	(5)	(35)	(41)
Monetary correction	1	8	3	12
Conversion adjustment to reporting currency	18	2	4	24
Discontinued operation	(88)	(15)	(36)	(139)
Balance as of December 31, 2020	169	64	49	282

	Tax claims	Social security and labor	Civil	Total
Balance as of December 31, 2018	147	53	36	236
Additions	16	12	13	41
Reversals	(10)	(8)	(4)	(22)
Payments	(13)	(2)	(7)	(22)
Monetary correction	3	7	1	11
Business combinations	76	13	14	103
Exchange rate changes	2	—	—	2
Balance as of December 31, 2019	221	75	53	349

Schedule of guarantees
Lawsuits	Letter of guarantees

Tax	630
Labor	98
Civil and others	223
Total	951

Schedule of judicial deposits

	As of December 31,
Lawsuits	2021	2020
Tax	65	64
Labor	50	67
Civil and others	4	3
Total	119	134